Subsequent Events (Details)													1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 05, 2026 $ / shares shares	Jul. 06, 2026 USD ($) shares	Mar. 31, 2026 USD ($)	Feb. 26, 2026 USD ($) $ / shares shares	Feb. 24, 2026	Feb. 17, 2026 shares	Jan. 15, 2026 USD ($) $ / shares shares	Jan. 01, 2026 USD ($) shares	Nov. 28, 2025 USD ($)	Sep. 26, 2025	Aug. 28, 2025 $ / shares	Dec. 31, 2024 $ / shares shares	Feb. 28, 2026 shares	Feb. 04, 2026 shares	Mar. 31, 2026 shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Jul. 20, 2026 shares	May 17, 2026 $ / shares	Nov. 25, 2025 $ / shares	Nov. 13, 2025 $ / shares	Sep. 04, 2025 $ / shares	Jul. 30, 2025 shares	Nov. 13, 2024 $ / shares	Nov. 08, 2024 $ / shares	Oct. 24, 2024 shares
Subsequent Events (Details) [Line Items]
Preferred stock | shares																758,660	152,206
Common stock, par value | $ / shares												$ 0.0001				$ 0.0001	$ 0.0001
Common stock, shares authorized | shares												150,000,000				150,000,000	150,000,000
Preferred stock, shares authorized | shares												15,000,000				15,000,000	15,000,000
Obligation | $																	$ 16,000,000
Aggregate units				200
Shares issued price per share | $ / shares																			$ 55.375
Gross proceeds | $									$ 172,500,000
Investments | $				$ 10,000,000
Stock price | $ / shares				$ 1												$ 456.25								$ 2.39
Consecutive days				10 days
Preferred stock stated value | shares												0				200	0
Warrant exercisable share | shares																							50,000,000
Warrants exercise per share | $ / shares											$ 4.4														$ 2
Purchase price percentage					7.50%
Business days										10 years	10 years
Issuance of common stock | shares													5,512			14,800
Convertible Value | $							$ 3,250,000
Bearing percentage							6.00%
Fixed price | $ / shares							$ 250,000
Beneficially owned percentage							4.99%										4.99%
Warrant [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value | $ / shares																	$ 0.0001
Beneficial ownership percentage																9.90%	9.90%
Warrant exercisable share | shares																1	1
Warrants exercise per share | $ / shares																$ 2.13	$ 0.0125
Acquisition of Project 35 [Member]
Subsequent Events (Details) [Line Items]
Percentage of equity acquired		60.00%
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value | $ / shares																					$ 0.0001
Issuance of common stock | shares												200,000	24,800	6,945	2,439 [1]
Common Stock [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value | $ / shares																						$ 0.0001
Warrants exercise per share | $ / shares				$ 0.0001												$ 0.01
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Preferred stock | shares	66,928,688
Description of stockholders voted on proposal at annual meeting	The stockholders voted on and approved the following proposals at the Annual Meeting: 1. Election of four directors to hold office until the 2027 annual meeting of stockholders of the Company and until their respective successors have been duly elected and qualified. The Company’s nominees were Menachem Shalom, Shiran Fridman, Tomer Nagar and Asaf Nachum. 2. Ratification of the appointment of Somekh Chaikin, a member firm of KPMG International, as the Company’s independent external auditors for the fiscal year ending December 31, 2026 and to authorize the Company’s Board of Directors to fix their remuneration. 3.Approval and adoption of the 2026 Evergreen Equity Incentive Plan and the initial authorization of 176,000 post-split shares of common stock for issuance thereunder, with such number to increase 8% annually.
Percentage of outstanding equity			100.00%												100.00%
Termination, obligation | $			$ 16,000,000
Indebtedness | $			$ 16,000,000
Aggregate units				200
Gross proceeds | $				$ 10,000,000
Investments | $				$ 10,000,000
Stock price | $ / shares				$ 1
Consecutive days				10 days
Convertible Value | $							$ 3,250,000
Bearing percentage							6.00%
Fixed price | $ / shares							$ 2
Converted shares | shares						1,625,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock | shares	126,311,902
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized | shares																		150,000,000
Shares issued price per share | $ / shares				$ 0.0001
Issuance of common stock | shares							1,850,000
Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, shares authorized | shares																		15,000,000
Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Filing days																45 days
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Filing days					45 days
Registration Rights Agreement [Member]
Subsequent Events (Details) [Line Items]
Purchase price percentage																1.50%
Registration Rights Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase price percentage					1.50%
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Stock price | $ / shares																$ 10				$ 10
Gross proceeds percentage					3.50%
Private Placement [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Warrants exercise per share | $ / shares																	15,957
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase price | $				$ 50,000
Purchase price percentage					7.50%
Gross proceeds percentage					3.50%
Private Placement [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate units				400
Purchase price | $				$ 20,000,000
Pre-Funded Warrant [Member]
Subsequent Events (Details) [Line Items]
Conversion price | $ / shares																	$ 2.13
Pre-Funded Warrant [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Convertible shares | shares																23,474	23,474
Nimbus Drones Technologies and Marketing Ltd [Member]
Subsequent Events (Details) [Line Items]
Beneficial ownership percentage							100.00%
Nimbus Drones Technologies and Marketing Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Beneficial ownership percentage							100.00%
Acquisition of Project 35 [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Obligation to investment for next twelve months | $		$ 2,500
Acquisition of Project 35 [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock | shares		168,479
Ordinary shares issued for consideration | shares		60
Acquisition of Project 35 [Member] | Debt [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amount | $		$ 1,250
Debt instrument bear interest rate		12.00%
Debt instrument maturity date		Jul. 05, 2027
Mr. Shalom [Member]
Subsequent Events (Details) [Line Items]
Bonus | $																	$ 250,000
Receive base salary | $								$ 60,000
Percentage of base salary								50.00%
Shares received | shares								2,000
Grants receivable | $								$ 175,000
Mr. Shalom [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Receive base salary | $								$ 60,000
Percentage of base salary								50.00%
Shares received | shares								250,000
Grants receivable | $								$ 175,000
Business days								30 days
Maximum [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized | shares																										150,000,000
Market trading vallue | $				900,000
Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Market trading vallue | $				900,000
Minimum [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized | shares																										40,000,000
Market trading vallue | $				900,000
Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Market trading vallue | $				$ 900,000
Series B Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock stated value | shares																	50,000
Redeemable price percentage																105.00%	105.00%
Beneficial ownership percentage																9.90%	9.90%
Preferred stock votes																10,000	10,000
Liquidation preference | $																$ 50,000,000	$ 50,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Preferred stock | shares				1
Shares issued price per share | $ / shares				$ 0.0001

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-125 Reverse Stock Split (see Note 1).